Investment Securities (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Investment Securities [Line Items]
Gross realized gains on sales of Available-for-sale debt securities and marketable equity securities			¥ 330,508
Gross realized losses on sales of Available-for-sale debt securities and marketable equity securities			49,290
Gross realized gains on sales of Available-for-sale debt securities	¥ 151,015	¥ 45,244
Gross realized losses on sales of Available-for-sale debt securities	44,662	16,541
Other-than-temporary impairment ("OTTI") losses of investment securities included in Investment securities gains (losses)—net			8,196
Other-than-temporary impairment ("OTTI") losses of investment securities	¥ 1,467	596	99
Marketable Equity Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities included in Investment securities gains (losses)—net			6,660
Marketable Equity Securities [Member] | Minimum [Member]
Investment Securities [Line Items]
Length of time with fair value of investment below cost	6 months
Percentage of fair value of investments below cost	20.00%
Corporate Bonds [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities included in Investment securities gains (losses)—net			114
Other-than-temporary impairment ("OTTI") losses of debt securities included in Investment securities gains (losses)—net	¥ 1,590	606
Credit loss components of impairment losses recognized in earnings	1,535	¥ 1,761
Nonmarketable Equity Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities included in Investment securities gains (losses)—net			¥ 1,422
Residential Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities
Asset-backed Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities
Other Debt Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities